Right-of-use assets, long-term financial assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Right-of-use assets, long-term financial assets and lease liabilities
Right-of-use assets, long-term financial assets and lease liabilities

5.Right-of-use assets, long-term financial assets and lease liabilities

The Company recognized additions and remeasurements of right-of-use of leased assets for buildings or for office equipment totaling CHF 0.5 million and CHF 1.2 million for the years ended December 31, 2022 and 2021, respectively. In 2022, these increases are predominantly associated with the remeasurement of our leased office space.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates as of December 31, 2022 are 3.5% (2.5% for 2021) for buildings, 5.3% (5.3% for 2021) for office equipment and 2.6% (2.6% for 2021) for IT equipment.

The following tables show the movements in the net book values of right-of-use of leased assets for the years ended December 31, 2022 and 2021, respectively:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2021	2,776	98	40	2,914
Additions and remeasurements	460	—	—	460
Depreciation	(528)	(24)	(14)	(566)
Balance as of December 31, 2022	2,708	74	26	2,808

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2020	2,106	63	54	2,223
Additions and remeasurements	1,144	71	—	1,215
Dispositions	—	(15)	—	(15)
Depreciation	(474)	(21)	(14)	(509)
Balance as of December 31, 2021	2,776	98	40	2,914

For the years ended December 31, 2022, and 2021, the impact on the Company’s consolidated statements of income/(loss) and consolidated statements of cash flows is detailed in the table below.

	For the Year Ended
	December 31,
In CHF thousands	2022	2021
Statements of income/(loss)
Depreciation of right-of-use assets	566	509
Interest expense on lease liabilities	68	63
Expense for short-term leases and leases of low value	750	723
Total	1,384	1,295

Statements of cash flows
Total cash outflow for leases	1,388	1,299

The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2022 and 2021:

	As of
	December 31,
In CHF thousands	2022	2021
Less than one year	638	638
1-3 years	1,230	1,260
3-5 years	1,187	1,203
Total	3,055	3,101

The Company also has two deposits in escrow accounts totaling CHF 0.4 million for the lease of the Company’s premises as of December 31, 2022 and 2021, respectively.